SUBMISSION
TYPE     24F-2NT
DOCUMENT-COUNT     1
NOFIFY-INTERNET    taro@pimco.com
SROS     NASD
FILER
CIK     0001047304
CCC     w2#mhinp
FILE-NUMBER     333-37115
FILER
PERIOD     12/31/06
SHARES
SALEPROCEEDS      71,263,045
SHARES
DOCUMENT
TYPE     24F-2NT
TEXT
APPENDIX I
SEC 2393 (9-97)
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                              UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:

     PIMCO Variable Insurance Trust
     840 Newport Center Drive
     Newport Beach, CA  92660

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      X

3.    Investment Company Act File Number: 811-08399

      Securities Act File Number: 333-37115


4(a).  Last day of fiscal year for which this Form is filed:

       December 31, 2006

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


       Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

              $217,051,307

    (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

              ($145,788,262)

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:
               $0


   (iv) Total available redemption credits [add Items 5(ii)
        and 5(iii)]:
              ($145,788,262)

   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:

              $71,263,045


   (vi) Redemption credits available for use in future years
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:
 	      $0


  (vii) Multiplier for determining registration fee (See
        Instruction C.9):
                                               x    .0000307

 (viii) Registration fee due [multiply Item 5(v) by Item
"        5(vii)]  (enter ""0"" If no fee is due):"

                                                 $  2,187.78

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number or shares or other units) deducted
     here:          . If there is a number of shares or other
     units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
     fiscal years, then state that number here:              .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):

                      $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                =$  2,187.78

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:            Wire Transfer - 03/28/2006




                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
John P. Hardaway, Treasurer
Date 03/29/2007

          *Please print the name and title of the signing officer below the signature.